Loans and allowance for credit losses - Analysis of Aging by Class of Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
30-89 days past due	$ 26,995		$ 18,477
90 days or more and accruing interest	13,696		5,543
Non-accrual loans	50,760		21,062
Loans current on payments and accruing interest	6,991,508		4,307,408
Loans	7,082,959	$ 4,409,642	4,409,642	$ 3,667,511
Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			57,152
Loans			57,152
Commercial and industrial
Financing Receivable, Past Due [Line Items]
30-89 days past due	3,297		1,918
90 days or more and accruing interest	330		291
Non-accrual loans	16,005		5,587
Loans current on payments and accruing interest	1,326,490		1,024,556
Loans	1,346,122		1,034,036	867,083
Commercial and industrial | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			1,684
Loans			1,684
Construction
Financing Receivable, Past Due [Line Items]
30-89 days past due	7,607		1,021
90 days or more and accruing interest	573		42
Non-accrual loans	4,053		1,087
Loans current on payments and accruing interest	1,209,987		546,067
Loans	1,222,220		551,101	556,051
Construction | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			2,884
Loans			2,884
Residential real estate | 1-to-4 family mortgage
Financing Receivable, Past Due [Line Items]
30-89 days past due	7,058		10,738
90 days or more and accruing interest	10,470		3,965
Non-accrual loans	5,923		3,332
Loans current on payments and accruing interest	1,065,819		673,081
Loans	1,089,270		710,454	555,815
Residential real estate | 1-to-4 family mortgage | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			19,338
Loans			19,338
Residential real estate | Residential line of credit
Financing Receivable, Past Due [Line Items]
30-89 days past due	3,551		658
90 days or more and accruing interest	239		412
Non-accrual loans	1,757		416
Loans current on payments and accruing interest	402,664		219,971
Loans	408,211		221,530	190,480
Residential real estate | Residential line of credit | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			73
Loans			73
Residential real estate | Multi-family mortgage
Financing Receivable, Past Due [Line Items]
30-89 days past due	0		63
90 days or more and accruing interest	57		0
Non-accrual loans	0		0
Loans current on payments and accruing interest	175,619		69,366
Loans	175,676		69,429	75,457
Residential real estate | Multi-family mortgage | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			0
Loans			0
Residential real estate | Non-owner occupied
Financing Receivable, Past Due [Line Items]
Loans	1,598,979
Commercial real estate
Financing Receivable, Past Due [Line Items]
Loans	924,841
Commercial real estate | Owner occupied
Financing Receivable, Past Due [Line Items]
30-89 days past due	98		1,375
90 days or more and accruing interest	0		0
Non-accrual loans	7,948		1,793
Loans current on payments and accruing interest	916,795		621,211
Loans	924,841		630,270	493,524
Commercial real estate | Owner occupied | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			5,891
Loans			5,891
Commercial real estate | Non-owner occupied
Financing Receivable, Past Due [Line Items]
30-89 days past due	915		327
90 days or more and accruing interest	0		0
Non-accrual loans	12,471		7,880
Loans current on payments and accruing interest	1,585,593		902,340
Loans	1,598,979		920,744	700,248
Commercial real estate | Non-owner occupied | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			10,197
Loans			10,197
Consumer and other
Financing Receivable, Past Due [Line Items]
30-89 days past due	4,469		2,377
90 days or more and accruing interest	2,027		833
Non-accrual loans	2,603		967
Loans current on payments and accruing interest	308,541		250,816
Loans	$ 317,640		272,078	$ 228,853
Consumer and other | Purchased Credit Impaired loans
Financing Receivable, Past Due [Line Items]
Loans current on payments and accruing interest			17,085
Loans			$ 17,085